Document and Entity Information	Dec. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2024
Entity File Number	000-16867
Entity Registrant Name	UTG INC
Entity Central Index Key	0000832480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2907892
Entity Address, Address Line One	205 NORTH DEPOT STREET
Entity Address, City or Town	STANFORD
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40484
City Area Code	217
Local Phone Number	241-6300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false